Consolidated Balance Sheets (Parenthetical)	Dec. 06, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares		Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, authorized (in shares)	1,000,000,000	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, issued (in shares)		7,891,000	5,941,000	[1]	5,627,000	[1]
Common stock, shares outstanding (in shares)		7,891,000	5,941,000	[1]	5,627,000	[1]
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, authorized (in shares)		10,000,000	10,000,000		10,000,000
Preferred stock, shares issued (in shares)		0	0		0
Preferred stock, shares outstanding (in shares)		0	0		0
Reverse stock split ratio	0.0333

[1]	Shares have been retrospectively adjusted for the 1-for-30 reverse stock split that occurred on December 6, 2023.